5. Risk Management	12 Months Ended
Dec. 31, 2017
Risk Management
Risk Management

5.1  Financial Risk Management

Financial risk factors

The Company's activities are affected by Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. The Company’s financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)       Market risk

Foreign currency risk

SABESP’s foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, mainly US dollar and yen-denominated short and long-term borrowings.

The management of SABESP’s foreign currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur in losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing raised in the market and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

A significant amount of the Company’s financial debt is indexed to the U.S. dollar and Yen, in the total amount of R$ 5,702,375 as of December 31, 2017 (R$ 5,692,984 as of December 31, 2016). Below, the Company’s exposure to exchange risk:

	December 31, 2017		December 31, 2016
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	1,200,786	3,972,200	1,241,963	4,047,682
Borrowings and financing – Yen	57,575,271	1,692,713	57,643,930	1,609,419
Interest and charges from borrowings and financing – US$		26,628		25,114
Interest and charges from borrowings and financing – Yen		10,834		10,769
Total exposure		5,702,375		5,692,984
Borrowing cost – US$		(26,454)		(29,650)
Borrowing cost – Yen		(3,100)		(2,971)
Total foreign currency-denominated borrowings (Note 16)		5,672,821		5,660,363

The 0.2% increase in foreign currency-denominated debt from December 31, 2016 to December 31, 2017 was mainly due to the following:

1)         A 1.5% increase in the US dollar, from R$ 3.2591 as of December 31, 2016 to R$ 3.3080 as of December 31, 2017. The US dollar-denominated debt accounts for 70.0% of foreign currency-denominated debts; and

2)         A 5.3% increase in the Yen-denominated , from R$ 0.02792 as of December 31, 2016 to R$ 0.02940 as of December 31, 2017.

As of December 31, 2017, if the Brazilian real had depreciated or appreciated by 10%, in addition to the impacts mentioned above, against the US dollar and Yen with all other variables held constant, effects on results before taxes on the year would have been R$ 570,238 (R$ 569,298 as of December 31, 2016), lower or higher, mainly as a result of exchange losses or gains on the translation of foreign currency-denominated loans.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however continually monitors market interest rates, in order to evaluate the possible need to replace its debt.

The table below provides the Company's borrowings and financing subject to variable interest rate:

	December 31, 2017	December 31, 2016
TR(i)	1,574,564	1,535,030
CDI(ii)	1,144,391	1,082,228
TJLP(iii)	1,354,987	1,326,631
IPCA(iv)	1,699,747	1,697,452
LIBOR(v)	2,814,399	2,906,999
Interest and charges	125,172	142,644
Total	8,713,260	8,690,984

(i) TR – Interest Benchmark Rate

(ii) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(iii) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(iv) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(v) LIBOR – London Interbank Offered Rate

Another risk to which the Company is exposed, is the mismatch of the monetary restatement indices of its debts with those of its service revenues. The tariff adjustments of the Company’s services provided do not necessarily follow the increases in the inflation indexes to adjust loans, financing and interest rates affecting indebtedness.

As of December 31, 2017, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit for the year before taxes would have been R$ 87,133 (R$ 86,910 as of December 31, 2016) lower or higher, mainly as a result of a lower or higher interest expense on floating rate borrowings and financing.

(b)      Credit risk

Credit risk arises from cash and cash equivalents, deposits in banks and financial institutions, as well as credit exposures to wholesale basis and retail customers, including outstanding accounts receivable, restricted cash and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposures to credit risk as of December 31, 2017 are the carrying amounts of instruments classified as cash equivalents, deposits in banks and financial institutions, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date.  See additional information in Notes 7, 8, 9 and 10.

Regarding the financial assets held with financial institutions, the credit quality that is not past due or subject to impairment can be assessed by reference to external credit ratings (if available) or to historical information about the banks’ default rates.  The credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating of the counterparty published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

	December 31, 2017	December 31, 2016
Cash at bank and short-term bank deposits
AA+(bra)	2,222,001	1,850,220
AAA(bra)	43,978	35,452
Other (*)	17,068	549
	2,283,047	1,886,221

(*) This category includes current accounts and investment funds in banks whose balances were not significant.

The available credit rating information of the banks, as at December 31, 2017, in which the Company made deposit transactions and financial investments in domestic currency (R$ - domestic rating) during the year is as follows:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA+(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAA-
Caixa Econômica Federal	AA+(bra)	Aa1.br	brAA-
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAA-
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAA-

(c)  Liquidity risk

The Company's liquidity is primarily reliant upon cash provided by operating activities, loans from Brazilian Federal and State governmental financial institutions, and financing in the domestic and international capital markets.  The liquidity risk management considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs, as well as the payment of debts.

The funds held by the Company are invested in interest-bearing current accounts, time deposits and securities, selecting instruments with appropriate maturity or liquidity sufficient to provide margin as determined by projections mentioned above.

The table below shows the financial liabilities of the Company, by relevant maturities, including the installment of principal and future interest to be paid according to the agreement.

	2018	2019	2020	2021	2022	2023 onwards	Total
As of December 31, 2017

Liabilities
Borrowings and financing	2,221,645	2,321,046	2,648,021	1,134,162	1,077,914	5,534,627	14,937,415
Accounts payables to suppliers and contractors	344,947	-	-	-	-	-	344,947
Services payable	408,275	-	-	-	-	-	408,275
Public-Private Partnership – PPP (*)	185,816	368,156	368,156	368,156	368,156	5,148,952	6,807,392
Program contract commitments	128,820	92,505	15,639	15,779	1,029	15,981	269,753

(*)The Company also considered future commitments (construction not yet performed) still not recognized in the financial statements related to São Lourenço PPP, due to the relevance of future cash flows, the impacts on its operations and the fact the Company already has formalized this commitment through an agreement signed by the parties.

Future interest

Future interest were calculated based on the contractual clauses for all agreements. For agreements with floating interest rate, the interest rates used correspond to the base dates above.

Cross default

The Company has borrowings and financing agreements including cross default clauses, i.e., the early maturity of any debt, may imply the early maturity of these agreements. The indicators are continuously monitored in order to avoid the execution of these clauses.

5.2 Capital management

The Company’s objectives when managing capital are ensure its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

The Company monitors capital based on the leverage ratio. This ratio corresponds to net debt divided by total capital. Net debt corresponds to total borrowings and financing less cash and cash equivalents. Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2017	December 31, 2016

Total borrowings and financing (Note 16)	12,100,966	11,964,143
(-) Cash and cash equivalents (Note 7)	(2,283,047)	(1,886,221)

Net debt	9,817,919	10,077,922
Total equity	17,513,009	15,419,211

Total capital	27,330,928	25,497,133

Leverage ratio	36%	40%

As of December 31, 2017, the leverage ratio decreased to 36% from the 40% as of December 31, 2016, mainly due to the increase in equity generated by the 2017 earnings retention.

5.3 Fair value estimates

It is assumed that balances from trade receivables (current) and accounts payable to suppliers by carrying amount, less impairment approximate their fair values, considering the short maturity.  Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4 Financial instruments

As of December 31, 2017 and December 31, 2016, the Company did not have financial assets classified as fair value through profit or loss, held to maturity and available for sale neither financial liabilities classified as fair value through profit or loss. The Company’s financial instruments included in the borrowings and receivables category comprise cash and cash equivalents, restricted cash, trade receivables, balances with related parties, other receivables, and balances receivable from the Water National Agency – ANA. The financial instruments under the “other liabilities” category comprise accounts payable to contractors and suppliers, borrowings and financing, services payable, balances payable deriving from the Public Private Partnership-PPP and program contract commitments, which are nonderivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market.

The estimated fair values of financial instruments are as follows:

Financial assets

	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	2,283,047	2,283,047	1,886,221	1,886,221
Restricted cash	18,822	18,822	24,078	24,078
Trade receivables	1,888,505	1,888,505	1,711,306	1,711,306
Water National Agency – ANA	70,487	70,487	81,221	81,221
Other receivables	169,715	169,715	167,369	167,369

(*) Amount recorded under “other receivables” in current assets.

Additionally, SABESP has financial instrument assets receivables from related parties, in the amount of R$ 815,160 as of December 31, 2017 (R$ 871,709 as of December 31, 2016), which were calculated in accordance with the conditions negotiated between related parties. The conditions and additional information referring to these financial instruments are disclosed in Note 10 to the financial statements. Part of this balance, in the amount of R$ 709,208 (R$ 788,180 as of December 31, 2016), refers to reimbursement of additional retirement and pension plan - G0 and is indexed by IPCA plus simple interest of 0.5% p.m. This interest rate approximates that one practiced by federal government bonds (NTN-b) with terms similar to those of related-party transactions.

Financial liabilities

	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	12,100,966	11,967,909	11,964,143	11,776,178
Accounts payables to suppliers and contractors	344,947	344,947	311,960	311,960
Services payable	408,275	408,275	460,054	460,054
Program contract commitments	239,500	239,500	178,093	178,093
Public-Private Partnership - PPP	3,071,416	3,071,416	2,249,418	2,249,418

To obtain fair value of borrowings and financing, the following criteria have been adopted:

(i)       Agreements with Banco do Brasil and CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at contractual rates (projected TR + spread) and discounted at present value by TR x DI, both rates were obtained  from B3 (previous denominated BM&FBovespa).

(ii)     Debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and discounted to present value considering the future interest rate published by ANBIMA in the secondary market, or by market equivalent rates, or the Company’s share traded in the Brazilian market.

(iii)   BNDES loans are financial instruments valued at carrying amount plus contractual interest rate until the maturity date, and are indexed by long term interest rate –  TJLP.

These financing have specific characteristics and the conditions defined in the financing agreements with BNDES between independent parties, and reflect the conditions for those types of loan.  In Brazil, a consolidated market of long-term debts does not exist with the same characteristics of BNDES financing, the offering of credit to the entities in general, with this long-term characteristic, usually is restricted to BNDES.

(iv)   Other financing in local currency are considered by carrying amount plus contractual interest rate until maturity date, discounted to present value considering a future interest rate published by B3.

(v)     Agreements with BID and IBRD, were projected until final  maturity  in  origin  currency,  applying interest rates contracted, discounted at present value at Libor futures rate, obtained from Bloomberg.  Eurobonds was priced at market value through quotes published by Bloomberg.  All the amounts obtained  were translated into Brazilian reais at the exchange rate of December 31,  2017.

(vi)   Agreements with JICA, were projected until final maturity in origin currency, using interest rates contracted and discounted at present value, at Tibor futures rate obtained from Bloomberg.  The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2017.

(vii) Leases are financial instruments considered by face value restated until maturity date, whose characteristic is the indexation by fixed contractual rate, which is a specific type, not compared to any other market rate.  Thus, the Company discloses as market capitalization, the amount recorded as of December 31, 2017.

Financial instruments referring to investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities of the Company, the balances recognized in the statement of financial position approximate the fair values, taking into account the maturities close to the end of the reporting period, comparison of contractual interest rates with market rates in similar operations at the end of the reporting periods, their nature and maturity terms.